Financial Information of L3 and Its Subsidiaries, Condensed Combining Statements of Operations (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 29, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 23, 2016	Jun. 24, 2016	Mar. 25, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Revenue, Net	$ 2,574	$ 2,293	$ 2,385	$ 2,321	$ 2,643	$ 2,184	$ 2,318	$ 2,065	$ 9,573	$ 9,210	$ 9,231
Total cost of sales									(8,542)	(8,252)	(8,342)
Goodwill impairment charges									0	0	(46)
(Loss) gain related to business divestitures									0	0	(31)
Operating Income (Loss)	268	232	294	237	283	211	220	244	1,031	958	812
Interest expense									(169)	(164)	(162)
Interest and other income, net									9	17	(10)
Debt retirement charges									0	(7)	(1)
Income from continuing operations before income taxes									871	804	639
Provision for income taxes									(102)	(171)	(132)
Equity in net income (loss) of consolidated subsidiaries									0	0	0
Income from continuing operations	271	146	195	157	187	149	134	163	769	633	507
(Loss) income from discontinued operations, net of income taxes									(76)	91	(732)
Net (loss) income	293	25	207	168	192	151	151	230	693	724	(225)
Net income attributable to noncontrolling interests									(16)	(14)	(15)
Net income (loss) attributable to L-3	$ 289	$ 22	$ 202	$ 164	$ 188	$ 148	$ 147	$ 227	677	710	(240)
Comprehensive (loss) income attributable to L3									712	558	(230)
Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue, Net									3,520	3,351	3,268
Total cost of sales									(3,169)	(3,064)	(3,017)
Goodwill impairment charges											0
(Loss) gain related to business divestitures											(13)
Operating Income (Loss)									351	287	238
Interest expense									(168)	(164)	(161)
Interest and other income, net									6	9	3
Debt retirement charges										(7)	(1)
Income from continuing operations before income taxes									189	125	79
Provision for income taxes									(22)	(26)	(16)
Equity in net income (loss) of consolidated subsidiaries									586	520	429
Income from continuing operations									753	619	492
(Loss) income from discontinued operations, net of income taxes									(76)	91	(732)
Net (loss) income									677	710	(240)
Net income attributable to noncontrolling interests									0	0	0
Net income (loss) attributable to L-3									677	710	(240)
Comprehensive (loss) income attributable to L3									712	558	(230)
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue, Net									4,852	4,842	4,870
Total cost of sales									(4,446)	(4,406)	(4,429)
Goodwill impairment charges											(26)
(Loss) gain related to business divestitures											(31)
Operating Income (Loss)									406	436	384
Interest expense									0	0	(1)
Interest and other income, net									(8)	(3)	(15)
Debt retirement charges										0	0
Income from continuing operations before income taxes									398	433	368
Provision for income taxes									(47)	(92)	(76)
Equity in net income (loss) of consolidated subsidiaries									144	130	73
Income from continuing operations									495	471	365
(Loss) income from discontinued operations, net of income taxes									0	0	0
Net (loss) income									495	471	365
Net income attributable to noncontrolling interests									0	0	0
Net income (loss) attributable to L-3									495	471	365
Comprehensive (loss) income attributable to L3									604	409	255
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue, Net									1,581	1,348	1,444
Total cost of sales									(1,307)	(1,113)	(1,247)
Goodwill impairment charges											(20)
(Loss) gain related to business divestitures											13
Operating Income (Loss)									274	235	190
Interest expense									(1)	0	0
Interest and other income, net									11	11	2
Debt retirement charges										0	0
Income from continuing operations before income taxes									284	246	192
Provision for income taxes									(33)	(53)	(40)
Equity in net income (loss) of consolidated subsidiaries									0	0	0
Income from continuing operations									251	193	152
(Loss) income from discontinued operations, net of income taxes									0	0	0
Net (loss) income									251	193	152
Net income attributable to noncontrolling interests									0	0	0
Net income (loss) attributable to L-3									251	193	152
Comprehensive (loss) income attributable to L3									378	116	41
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue, Net									(380)	(331)	(351)
Total cost of sales									380	331	351
Goodwill impairment charges											0
(Loss) gain related to business divestitures											0
Operating Income (Loss)									0	0	0
Interest expense									0	0	0
Interest and other income, net									0	0	0
Debt retirement charges										0	0
Income from continuing operations before income taxes									0	0	0
Provision for income taxes									0	0	0
Equity in net income (loss) of consolidated subsidiaries									(730)	(650)	(502)
Income from continuing operations									(730)	(650)	(502)
(Loss) income from discontinued operations, net of income taxes									0	0	0
Net (loss) income									(730)	(650)	(502)
Net income attributable to noncontrolling interests									(16)	(14)	(15)
Net income (loss) attributable to L-3									(746)	(664)	(517)
Comprehensive (loss) income attributable to L3									$ (982)	$ (525)	$ (296)